Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of assets
As at December 31, 2024, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2024			As at December 31, 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$

Long-term investments (Note 8)	76,717	—	—	86,007	—	—
Short-term investments (Note 6)	11,565	—	—	—	—	—
Fuel derivative contracts (Note 17)	—	(2,259)	—	—	481	—
Gold derivative contracts (Note 17)	—	111	—	—	—	—
Gold stream obligation (Note 18)	—	—	(166,425)	—	—	(139,600)

Disclosure of fair value measurement of liabilities
The following is a summary of the changes in the gold stream obligation:

$

Balance at December 31, 2022	—
Fair value at acquisition (Note 9)	173,700
Exercise of buy-back option	(46,400)
Change in fair value	12,300
Balance at December 31, 2023	139,600
Change in fair value	26,825
Balance at December 31, 2024	166,425
Less current portion	(6,900)
159,525
As at December 31, 2024, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2024			As at December 31, 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$

Long-term investments (Note 8)	76,717	—	—	86,007	—	—
Short-term investments (Note 6)	11,565	—	—	—	—	—
Fuel derivative contracts (Note 17)	—	(2,259)	—	—	481	—
Gold derivative contracts (Note 17)	—	111	—	—	—	—
Gold stream obligation (Note 18)	—	—	(166,425)	—	—	(139,600)

Disclosure of liquidity risk
As at December 31, 2024, the Company’s significant commitments are disclosed in the table below. In addition, significant commitments are disclosed in Note 12 for debt repayments and Note 26 for capital expenditure commitments.

	2025	2026	2027	2028	2029	Total
	$	$	$	$	$	$

Accounts payable and accrued liabilities	156,352	—	—	—	—	156,352
New revolving credit facility:
Principal (Note 12)	—	—	—	400,000	—	400,000
Interest & commitment fees (estimated)	27,959	27,053	27,053	25,997	—	108,062
Fekola equipment loan facilities:
Principal	7,162	1,554	1,554	1,554	1,549	13,373
Interest (estimated)	608	373	277	181	84	1,523
Goose equipment loan facility:
Principal	2,917	672	—	—	—	3,589
Interest (estimated)	95	35	—	—	—	130
Lease liabilities
Principal	6,548	5,453	3,771	2,388	2,378	20,538
	201,641	35,140	32,655	430,120	4,011	703,567

Capital expenditure commitments	38,148	—	—	—	—	38,148
Other liabilities	1,947	5,997	—	5,207	5,311	18,462
	241,736	41,137	32,655	435,327	9,322	760,177